1997 SEMIANNUAL REPORT


IDS
Emerging
Markets Fund

(icon of) world globe

The goal of IDS Emerging Markets Fund, a part of IDS Global Series, Inc., is long-term growth of capital.


      Distributed by American Express Financial Advisors Inc., Member SIPC.

(icon of) world globe

Expanding your opportunities

As free enterprise expands around the world, so do investment opportunities. Some of the most exciting ones can be found in the so-called "emerging markets"
- smaller economies located largely in Asia, Latin America and Eastern Europe. Attracted by their rapid growth potential, many aggressive investors have made these markets, which have a higher-than-average risk level, an integral part of their portfolios.

Contents

From the president                           3
From the portfolio manager                   3
The Portfolio's ten largest holdings         5
Financial statements (Fund)                  6
Notes to financial statements (Fund)         9
Financial statements (Portfolio)            15
Notes to financial statements (Portfolio)   18
Investments in securities                   24
Board members and officers                  27
IDS mutual funds                            28

 To our shareholders


      From the president

      If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

      That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track towards achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.




      William R. Pearce

      (picture of) William Pearce
      William R. Pearce
      President of the Fund


      From the portfolio manager

      IDS Emerging Markets enjoyed strong performance during its initial reporting period -- Nov. 13, 1996 through April 30, 1997. The Fund's 13.5% gain by its Class A shares over that time put it comfortably ahead of the Lipper Emerging Market Index, a commonly used benchmark for measuring the performance of mutual funds such as this one.

      The first several weeks of the period were largely devoted to putting investors' money to work by purchasing shares of stocks in a wide range of countries including Asia, Eastern Europe, South America, Africa and the Middle East. At the end of the period, the Fund's largest country exposures were Hong Kong, Brazil, Russia, Mexico and Malaysia.

      For the most part, I concentrated on stocks of companies involved in infrastructure (construction of roads, bridges, utilities, sewage systems, etc.) and industrial development, which are in their early stages in many emerging markets. My investment approach is to focus first on countries with the fastest-growing economies, then try to identify the stocks in those countries that appear to have the best long-term appreciation potential.

      Russia, Latin America, Egypt all strong

      Reviewing some highlights of the past five and one-half months, Russian stocks kept up the powerful pace they established at the outset of 1996. Clearly, many investors have begun to appreciate the opportunity created by the substantial under-valuation of Russian stocks and the declining political risk in that country. Latin America also was a generally strong performer, with Brazil being a standout. A trend toward privatization of state assets helped drive the Brazilian market. In Eastern Europe results were mixed as a stock rally ultimately fizzled over concerns stemming from a rise in U.S. interest rates. Although a small investment for the Fund, holdings in Egypt, which appear to hold excellent long-term promise, appreciated sharply.

      Looking to the rest of 1997, nothing has happened to alter my optimism regarding investment opportunities in emerging markets. Three key factors
      - low inflation throughout most of the world, robust economic growth in many developing countries and a global trend toward free markets and capitalism - continue to work in our favor. That notwithstanding, it's a virtual certainty that there will be setbacks, perhaps substantial ones, along the way. Such is the nature of investing in smaller, less-established markets. In the meantime, I look forward to bringing you up to date on our progress in the next report, six months from now.


      (picture of) Ian King
      Ian King
      Portfolio Manager

To our shareholders


Class A
 Nov. 13, 1996* - April 30, 1997

(All figures per share)

Net asset value (NAV)

April 30, 1997       $   5.67
Nov. 13, 1996*       $   5.00
                     --------
Increase             $   0.67

Distributions
Nov. 13, 1996* - April 30, 1997

From income          $   0.01
From capital gains   $     --
                       ------
Total distributions  $   0.01

Total return**          +13.5

Class B
 Nov. 13, 1996* - April 30, 1997

(All figures per share)

Net asset value (NAV)

April 30, 1997       $   5.65
Nov. 13, 1996*       $   5.00
                     --------
Increase             $   0.65

Distributions
Nov. 13, 1996* - April 30, 1997

From income          $    --
From capital gains   $    --
                       -----
Total distributions  $    --

Total return**         +13.1

Class Y
 Nov. 13, 1996* - April 30, 1997

(All figures per share)

Net asset value (NAV)

April 30, 1997       $   5.67
Nov. 13, 1996*       $   5.00
                     --------
Increase             $   0.67

Distributions
Nov. 13, 1996* - April 30, 1997

From income          $   0.01
From capital gains   $     --
                       ------
Total distributions  $   0.01

Total return**         +13.6


*Inception date.

**The prospectus discusses the effect of sales charges, if any, on the various classes.

***The total return is a hypothetical investment in the Fund with all distributions reinvested.

 The Portfolio's ten largest holdings


                                              Percent                    Value
                          (of Portfolio's net assets)    (as of April 30, 1997)

Telecomunicacoes Brasileiras-                  3.99%                $6,414,525
  Telebras ADR (Brazil)

Mosenergo ADR (Russia)                         3.81                  6,132,852

Banco de Galicia -                             3.48                  5,595,469
  Buenos Aires (Argentina)

Telefonica de Argentina (Argentina)            3.31                  5,320,000

Petroleo Brasileiro ADR (Brazil)               3.13                  5,037,598

Chernogorneft ADR (Russia)                     2.97                  4,781,250

Suez Cement GDR (Egypt)                        2.92                  4,706,000

Beijing Datang Power                           2.89                  4,650,321
  Generation (China)

Sasol (South Africa)                           2.87                  4,614,866

CEMIG ADR (Brazil)                             2.81                  4,515,000


Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.


(icon of) pie chart

The ten holdings listed here make up 32.18% of the Portfolio's net assets

 Financial statements


 Statement of assets and liabilities
 IDS Emerging Markets Fund
 April 30, 1997


                                  Assets

                                                                    (Unaudited)
 Investment in Emerging Markets Portfolio (Note 1)                 $160,246,151
 Expense receivable from AEFC                                            43,548
 Organizational costs                                                        44
                                                                             --
 Total assets                                                       160,289,743
                                                                    -----------

                                  Liabilities

 Accrued distribution fee                                                   925
 Accrued service fee                                                        751
 Accrued transfer agency fee                                              1,180
 Accrued administrative services fee                                        429
 Other accrued expenses                                                  57,253
                                                                         ------
 Total liabilities                                                       60,538
                                                                         ------
 Net assets applicable to outstanding capital stock                $160,229,205
                                                                   ============

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                           $    282,933
 Additional paid-in capital                                         156,461,234
 Excess of distributions over net investment income                    (153,107)
 Accumulated net realized loss (Note 1)                              (1,120,887)
 Unrealized appreciation of investments and on translation
   of assets and liabilities in foreign currencies                    4,759,032
                                                                      ---------
 Total-- representing net assets applicable to outstanding
   capital stock                                                   $160,229,205
                                                                   ============
 Net assets applicable to outstanding shares: Class A              $114,193,690
                                              Class B              $ 46,016,356
                                              Class Y              $     19,159
 Net asset value per share of outstanding capital stock:
                                    Class A shares    20,147,683   $       5.67
                                    Class B shares     8,142,245   $       5.65
                                    Class Y shares         3,378   $       5.67

 See accompanying notes to financial statements.

Statement of operations
IDS Emerging Markets Fund
For the period from Nov. 13, 1996
(commencement of operations) to April 30, 1997


                                  Investment income

                                                                    (Unaudited)
 Income:
 Interest                                                           $   369,975
 Dividends                                                              146,684
                                                                        -------
 Total income                                                           516,659
                                                                        -------
 Expenses (Note 2):
 Expenses, including investment management services fee,
      allocated from Emerging Markets Portfolio                         358,179
 Distribution fee -- Class B                                             61,181
 Transfer agency fee                                                     75,905
 Incremental transfer agency fee-- Class B                                1,645
 Service fee
      Class A                                                            37,276
      Class B                                                            14,276
 Administrative services fees and expenses                               29,459
 Compensation of board members                                            3,996
 Compensation of officers                                                    75
 Postage                                                                 16,980
 Registration fees                                                      105,820
 Reports to shareholders                                                  7,718
 Audit fees                                                                 803
 Other                                                                    3,945
                                                                          -----
 Total expenses                                                         717,258
      Less expenses voluntarily reimbursed by AEFC (Note 2)             (74,865)
                                                                        -------
                                                                        642,393
      Earnings credits on cash balances (Note 2)                           (191)
                                                                           ----
 Total net expenses                                                     642,202
                                                                        -------
 Investment loss-- net                                                 (125,543)
                                                                       --------

                                  Realized and unrealized gain (loss) -- net

 Net realized loss on security and foreign currency transactions     (1,120,887)
 Net change in unrealized appreciation or depreciation of
   investments and on translation of assets and liabilities
   in foreign currencies                                              4,759,032
                                                                      ---------
 Net gain on investments and foreign currencies                       3,638,145
                                                                      ---------
 Net increase in net assets resulting from operations                $3,512,602
                                                                     ==========

 See accompanying notes to financial statements.

Financial statements


 Statement  of changes in net assets
 IDS  Emerging  Markets  Fund
 For the period from Nov. 13, 1996
 (commencement of operations) to April 30, 1997


                                  Operations and distributions

                                                                     (Unaudited)
 Investment loss-- net                                             $   (125,543)
 Net realized loss on investments and foreign currencies             (1,120,887)
 Net change in unrealized appreciation or depreciation of
  investments and on translation of assets and liabilities
  in foreign currencies                                               4,759,032
                                                                      ---------
 Net increase in net assets resulting from operations                 3,512,602
                                                                      ---------
 Distributions to shareholders from:
      Net investment income
          Class A                                                       (21,999)
          Class B                                                        (5,563)
          Class Y                                                            (2)
                                                                             --
 Total distributions                                                    (27,564)
                                                                        -------

                                  Capital share transactions (Note 3)

 Proceeds from sales
      Class A shares (Note 2)                                       121,380,436
      Class B shares                                                 45,649,545
      Class Y shares                                                     18,000
 Reinvestment of distributions at net asset value
      Class A shares                                                     21,329
      Class B shares                                                      5,559
      Class Y shares                                                          2
 Payments for redemptions
      Class A shares                                                 (9,749,828)
      Class B shares (Note 2)                                          (583,876)
                                                                       --------
 Increase in net assets from capital share transactions             156,741,167
                                                                    -----------
 Total increase in net assets                                       160,226,205
 Net assets at beginning of period (Note 1)                               3,000
                                                                          -----
 Net assets at end of period
     (excess of distributions over net investment income
     of $(153,107))                                                $160,229,205
                                                                   ============

 See accompanying notes to financial statements.

 Notes to financial statements

 IDS Emerging Markets Fund
 (Unaudited as to April 30, 1997)


1.Summary of significant accounting policies

IDS Emerging Markets Fund (a series of IDS Global Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Global Series, Inc. has 10 billion authorized shares of capital stock that can be freely allocated among the separate series as designated by the board. On Nov. 12, 1996, American Express Financial Corporation (AEFC) invested $3,000 in the Fund which represented 200 shares for Class A, Class B and Class Y. Operations commenced on Nov. 13, 1996.

The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Emerging Markets Portfolio

Effective Nov. 13, 1996, the Fund began investing all of its assets in Emerging Markets Portfolio (the Portfolio), a series of World Trust (the Trust), an open-end investment company that has the same objectives as the Fund. Emerging Markets Portfolio seeks to provide shareholders with a long-term growth of capital by investing primarily in stocks of companies in developing countries throughout the world that are believed to offer growth potential.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at value which is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at April 30, 1997 was 99.60%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

An annual dividend declared and paid at the end of the calendar year from net investment income is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

2. Expenses and sales charges

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund entered into agreements  with American  Express  Financial  Corporation
(AEFC) for providing administrative services and serving as transfer agent.

Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.05% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Fund approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15
o Class B $16
o Class Y $15

The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $1,045,832 for Class A and $1,779 for Class B for the period ended April 30, 1997.

During the period ended April 30, 1997, the Fund's transfer agency fees were reduced by $191 as a result of earnings credits from overnight cash balances.

AEFC has agreed to waive certain fees and reimburse expenses until Oct. 31, 1997. Under this agreement, the Fund's total expenses will not exceed 2.10% for Class A, 2.86% for Class B and 1.93% for Class Y of the Fund's average daily net assets.

3. Capital share transactions

Transactions in shares of capital stock for the period indicated is as follows:

                                       Period ended April 30, 1997*
                            Class A             Class B              Class Y

Sold                     21,888,390           8,244,770                3,178

Issued for reinvested         4,179               1,090                   --
  distributions

Redeemed                 (1,745,086)           (103,815)                  --
                         ----------            --------                  ---

Net increase             20,147,483           8,142,045                3,178
                         ==========           =========                =====

* Inception date was Nov. 13, 1996.

4. Financial highlights

The table below shows certain important financial information for evaluating the Fund's results.

Period ended April 30,
Per share income and capital changesa

                                                             Class A          Class B          Class Y
                                                               1997b            1997b            1997b

Net asset value,                                               $5.00            $5.00            $5.00
beginning of period

Income from investment operations:

Net investment income (loss)                                      --             (.01)             .01
Net gains (both realized                                         .68              .66              .67
and unrealized)
Total from investment operations                                 .68              .65              .68

Less distributions:

Distributions from net                                          (.01)              --             (.01)
 investment income

Net asset value,                                               $5.67            $5.65            $5.67
end of period

Ratios/supplemental data
                                                             Class A          Class B          Class Y
                                                               1997b            1997b            1997b

Net assets, end of period                                       $114              $46             $ --
(in millions)
Ratio of expenses to                                         1.97%cg          2.74%cg          1.73%cg
average daily net assetse
Ratio of net income (loss)                                   (.21%)c         (1.00%)c            .25%c
to average daily net assets
Portfolio turnover rate                                          13%              13%              13%
(excluding short-term securities
for the underlying Portfolio)
Total returnd                                                  13.5%            13.1%            13.6%
Average brokerage commission                                  $.0030           $.0030           $.0030
rate for the underlying Portfoliof

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Period from Nov. 13, 1996 (inception date) to April 30, 1997 (Unaudited).
c Adjusted to an annual basis.
d Total return does not reflect payment of a sales charge.
e Expense ratio is based on total expense of the Fund before reduction of earning credits on cash balances.
f The Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.
g During the period from Nov. 13, 1996 to April 30, 1997,  AEFC  reimbursed  the
Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 2.22%, 2.99% and 2.76% for Class A, B and Y, respectively.


 Financial statements


 Statement of assets and liabilities
 Emerging Markets Portfolio
 April 30, 1997


                                  Assets

                                                                     (Unaudited)
 Investments in securities, at value (Note 1)
   (identified cost $156,405,542)                                  $161,232,759
 Cash in bank on demand deposit                                       1,274,238
 Dividends and accrued interest receivable                               11,928
 Receivable for investment securities sold                            1,406,233
 Unrealized appreciation on foreign currency
  contracts held, at value (Notes 1 and 4)                                   63
                                                                             --
 Total assets                                                       163,925,221
                                                                    -----------

                                  Liabilities

 Payable for investment securities purchased                          3,026,880
 Unrealized depreciation on foreign currency contracts
   held, at value (Notes 1 and 4)                                            84
 Accrued investment management services fee                               4,741
 Other accrued expenses                                                  13,124
                                                                         ------
 Total liabilities                                                    3,044,829
                                                                      ---------
 Net assets                                                        $160,880,392
                                                                   ============

 See accompanying notes to financial statements.

Financial statements


Statement of operations
Emerging Markets Portfolio
For the period from Nov. 13, 1996
(commencement of operations) to April 30, 1997



                                  Investment income

                                                                    (Unaudited)
 Income:
 Interest (net of foreign taxes withheld of $2,946)                 $   374,710
 Dividends (net of foreign taxes withheld of $8,380)                    148,148
                                                                        -------
 Total income                                                           522,858
                                                                        -------
 Expenses (Note 2):
 Investment management services fee                                     326,973
 Compensation of board members                                            1,706
 Custodian fees                                                          26,140
 Audit fees                                                               6,246
 Administrative services fees and expenses                                   95
 Other                                                                    1,094
                                                                          -----
 Total expenses                                                         362,254
      Earnings credits on cash balances (Note 2)                           (989)
                                              -                            ----
 Total net expenses                                                     361,265
 Investment income -- net                                               161,593
                                                                        -------

                                  Realized and unrealized gain (loss) -- net

 Net realized loss on security and foreign currency transactions
      (including loss of $55,682 from foreign currency
      transactions) (Note 3)                                         (1,121,703)
 Net change in unrealized appreciation or
      depreciation of investments and on translation
      of assets and liabilities in foreign currencies                 4,826,619
                                                                      ---------
 Net gain on investments and foreign currencies                       3,704,916
                                                                      ---------
 Net increase in net assets resulting from operations                $3,866,509
                                                                     ==========

 See accompanying notes to financial statements.

Statement of changes in net assets
Emerging Markets Portfolio
For the period from Nov. 13, 1996
(commencement of operations) to April 30, 1997


                                  Operations
                                                                     (Unaudited)
 Investment income-- net                                           $    161,593
 Net realized loss on investments and foreign currencies             (1,121,703)
 Net change in unrealized appreciation or
      depreciation of investments and on translation
      of assets and liabilities in foreign currencies                 4,826,619
                                                                      ---------
 Net increase in net assets resulting from operations                 3,866,509
 Net contributions                                                  157,009,883
                                                                    -----------
 Total increase in net assets                                       160,876,392
 Net assets at beginning of period (Note 1)                               4,000
                                                                          -----
 Net assets at end of period                                       $160,880,392
                                                                   ============

 See accompanying notes to financial statements.

 Notes to financial statements


 Emerging Markets Portfolio
 (Unaudited as to April 30, 1997)


1. Summary of significant accounting policies

Emerging Markets Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Emerging Markets Portfolio seeks to provide a long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks of companies throughout the world. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On Nov. 12, 1996, AEFC contibuted $4,000 to the Portfolio. Operations commenced on Nov. 13, 1996.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with American Express Financial Corporation (AEFC) for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 1.10% to 1.00% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, and any other expenses properly payable by the Trust or Portfolio, approved by the board.

During the period from Nov. 13, 1996 to April 30, 1997, the Portfolio's custodian fees were reduced by $989 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $135,013,929 and $7,589,748, respectively, for the period from Nov. 13, 1996 to April 30, 1997. For the same period, the portfolio turnover rate was 13%. Realized gains and losses are determined on an identified cost basis.

4. Foreign currency contracts

At April 30, 1997, the Portfolio had entered into two foreign currency exchange contracts that obligate the Portfolio to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation (see Summary of
significant   accounting  policies)  on  these  contracts  is  included  in  the accompanying financial statements. The terms of the open contracts are as follows:

Exchange date    Currency to      Currency to      Unrealized     Unrealized
                 be delivered      be received    appreciation   depreciation

May 1, 1997        2,164,578       16,767,253          $--            $84
                  U.S. Dollar   Hong Kong Dollar

May 2, 1997        4,213,404         543,931           63             --
               Hong Kong Dollar    U.S. Dollar
                                                       $63           $84

 Investments in securities


 Emerging Markets Portfolio
 April 30, 1997 (Unaudited)
                                              (Percentages represent value of
                                          investments compared to net assets)

Common stocks (81.5%)

Issuer                       Shares        Value(a)

Argentina (8.3%)

 Banks and savings & loans (3.5%)
 Banco de Galicia -
    Buenos Aires            230,000      $5,595,469

 Metals (1.5%)
 Siderar                    600,000(b)    2,358,336


 Utilities -- telephone (3.3%)
 Telefonica de Argentina    160,000      5,320,000


 Brazil (11.9%)

 Energy (3.1%)
 Petroleo Brasileiro ADR    240,000(b)   5,037,598


 Utilities -- electric (4.8%)
 CEMIG ADR                  100,000      4,515,000
 Companhia Energetica
    de Sao Paulo         24,400,000(b)   1,296,128
 Eletropaula              9,000,000(b)   1,806,840
 Total                                   7,617,968


 Utilities -- telephone (4.0%)
 Telecomunicacoes Brasileiras -
    Telebras ADR             55,900      6,414,525

 Chile (1.6%)

 Utilities -- telephone
 Cia de Telecomunicaciones
    de Chile ADR             80,000      2,590,000

 China (5.4%)

 Airlines (0.6%)
 China Eastern Airlines   3,160,000(b)     989,219


 Multi-industry conglomerates (1.9%)
 China Merchants          2,900,000      3,107,208


 Utilities -- electric (2.9%)
 Beijing Datang Power
    Generation            8,950,000(b)   4,650,321

 Croatia (3.0%)

 Banks and savings & loans (1.4%)
 Zagrebacka Banka GDR        65,000(b)   2,307,500


 Health care (1.6%)
 Pliva GDR                  160,000(b)   2,571,998


 Czech Republic (0.4%)

 Utilities -- telephone
 SPT Telekom                  6,000(b)$    633,987


 Egypt (2.9%)

 Building materials & construction
 Suez Cement GDR            260,000(b)   4,706,000


 Hong Kong (10.5%)

 Building materials & construction (0.5%)
 New World Infrastructure   370,000(b)   1,046,021


 Financial services (1.3%)
 Guangzhou Investment Co  4,300,000      2,039,950


 Food (2.4%)
 Guangnan Holdings        2,660,000      3,828,695


 Health care (0.9%)
 Shandong Xinhau
    Pharmaceutical        3,900,000      1,397,081

 Household products (0.7%)
 Guangdong Kelon
    Elec Holdings         1,100,000      1,064,997

 Industrial equipment & services (1.3%)
 GZI Transportation       3,450,000(b)   2,070,935


 Multi-industry conglomerates (3.4%)
 China Travel Intl Investment4,000,000   2,104,176
 Shanghai Industrial Holdings592,000     3,331,982
 Total                                   5,436,158


 Indonesia (1.9%)

 Banks and savings & loans (0.4%)
 Bank Negara              1,218,000        676,667


 Building materials & construction (0.4%)
 PT Semen Gresik            261,000        636,396


 Retail (0.3%)
 PT Matahari Putra Prima    381,500        533,795


 Utilities -- telephone (0.8%)
 PT Telekomunikasi          846,000      1,227,222


 Malaysia (6.3%)

 Automotive & related (0.9%)
 Perusahaan Otomobil        250,000(b)  $1,493,726


 Banks and savings & loans (2.0%)
 Malayan Banking            205,000(b)   2,041,426
 Public Bank Malaysia       680,000(b)   1,126,787
 Total                                   3,168,213


 Building materials & construction (0.6%)
 IJM400,000                 876,319


 Leisure time & entertainment (1.0%)
 Tanjong                    439,000      1,591,276


 Media (0.6%)
 New Straits Times Press    174,000        970,325


 Utilities -- electric (1.2%)
 Tenaga Nasional            425,000      1,963,752


 Mexico (7.3%)

 Beverages & tobacco (2.3%)
 FEMSA                      785,000      3,705,388


 Building materials & construction (1.8%)
 Cemex                      800,000      2,930,328


 Media (0.9%)
 Grupo Televisa              60,000(b)   1,387,500


 Paper & packaging (2.3%)
 Kimberly-Clark de
    Mexico ADR              200,000      3,746,000

 Peru (1.9%)

 Metals
 Compania de Minas
    Buenaventura ADR        137,300      2,986,275

 Philippines (4.4%)

 Banks and savings & loans (0.6%)
 Bank of the Philippine
    Islands                 180,000(b)     972,695

 Building materials & construction (1.1%)
 HI Cement                5,220,000(b)   1,741,977

 Utilities -- electric (1.0%)
 Manila Electric            260,000      $1,616,989


 Utilities -- telephone (1.7%)
 Philippine Long Distance
    Telephone ADR            48,000      2,676,000

 Russia (8.8%)

 Energy equipment & services (5.0%)
 Chernogorneft ADR          500,000(b)   4,781,250
 Surgutneftegaz ADR          90,000(b)   3,307,500
 Total                                   8,088,750


 Utilities -- electric (3.8%)
 Mosenergo ADR               30,000(b,c) 1,187,004
 Mosenergo ADR              125,000(b)   4,945,848
 Total                                   6,132,852


 South Africa (5.1%)

 Energy equipment & services (3.7%)
 Ingwe Coal                 200,000      1,259,418
 Sasol                      360,000      4,614,866
 Total                                   5,874,284


 Retail (1.4%)
 Meikles Africa ADR       1,000,000(b)   2,330,000


 Turkey (1.8%)

 Metals
 Eregli Demir Ve Celik
    Fabrikalari          30,000,000      2,931,840

 Total common stocks
 (Cost: $126,344,310)                  $131,042,535


 Other (0.1%)
Issuer                       Shares        Value(a)

 Hong Kong

 Guangnan Holdings
    Warrants                300,857       $141,758
 GZI Transportation
    Warrants                 50,000            968


 Total other
 (Cost: $13,734)                           $142,726


Short-term securities (18.7%)
Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
               purchase

 U.S. government agency (1.7%)
 Federal Home Loan Mtge Corp Disc Nts
 05-06-97        5.46%    $1,100,000    $1,099,169
 05-06-97        5.37      1,400,000     1,398,958
 05-08-97        5.43        300,000       299,684
 Total                                   2,797,811

 Commerical paper (14.8%)
 AT&T
    05-02-97     5.43      5,800,000     5,799,127
 Dean Witter, Discover & Co
    05-19-97     5.52      4,000,000     3,989,000
 Fleet Funding
    05-20-97     5.53      3,113,000(d)  3,103,947
 MCI Communications
    05-30-97     5.53      1,100,000(d)  1,095,126
 Novartis Finance
    05-02-97     5.57      3,000,000     2,999,538
 Paccar Financial
    05-05-97     5.57%    $1,900,000$    1,898,828
    05-23-97     5.52      2,400,000     2,391,933
 USAA Capital
    05-23-97     5.51      2,500,000     2,491,613
 Total                                  23,769,112


 Letter of credit (2.2%)
 Bank of New York - River Fuel Co
    06-06-97     5.58      3,500,000(d)  3,480,575

 Total short-term securities
 (Cost: $30,047,498)                 $  30,047,498


 Total investment in securities
 (Cost: $156,405,542) (e)              $161,232,759


See accompanying notes to investments in securities.


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars.

(b) Non-income producing.

(c)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(d) Commercial paper sold within terms of a private placement memorandum, exempt under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At April 30, 1997, the cost of securities for federal income tax purposes was approximately $156,406,000 and the approximate aggregate gross unrealized appreciation and depreciation

Unrealized appreciation..........................................$11,446,000
Unrealized depreciation...........................................(6,619,000)
                                                                  ----------

Net unrealized appreciation.....................................$  4,827,000
                                                                ============

 Board members and officers

      Board members and officers of the Fund

      President and interested board member

      William R. Pearce
      Chief Executive Officer,   Board   Services   Corporation    (provides
      administrative services to boards including the boards of the IDS and IDS Life funds and Master Trust portfolios).

      Independent board members

      H. Brewster Atwater Jr.
      Former chairman and chief executive officer, General Mills, Inc.

      Lynne V. Cheney
      Distinguished fellow, American Enterprise Institute for Public Policy Research.

      Robert F. Froehlke
      Former president of all funds in the IDS MUTUAL FUND GROUP.

      Heinz F. Hutter
      Former president and chief operating officer, Cargill, Inc.

      Anne P. Jones
      Attorney and telecommunications consultant.

      Melvin R. Laird
      Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.

      Alan K. Simpson
      Former United States senator for Wyoming.

      Edson W. Spencer
      Former chairman and chief executive officer, Honeywell, Inc.

      Wheelock Whitney
      Chairman, Whitney Management Company.

      C. Angus Wurtele
      Chairman of the board, The Valspar Corporation.

      Interested board members who are officers and/or employees of AEFC

      William H. Dudley
      Senior advisor to the chief executive officer.

      David R. Hubers
      President and chief executive officer, AEFC.

      John R. Thomas
      Senior vice president, AEFC.

      Officers who also are officers and/or employees of AEFC

      Peter J. Anderson
      Senior vice  president,  AEFC.  Vice president - Investments for the Fund.

      Melinda S. Urion
      Senior vice president and chief financial officer, AEFC. Treasurer for the Fund.

      Other officer

      Leslie L. Ogg
      President, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Refer to the SAI for the board members' and officers' biographies.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests  in  small-  and  medium-size,   growth-oriented  companies  emphasizing
technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised  primarily of high-quality  corporate bonds and
other  highly  rated  debt  instruments   including  government  securities  and
short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express Financial Advisors Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

TTY Service

For the hearing impaired

800-846-4852

American Express Financial Advisors Easy Access Line

Automated account information (TouchTone(R) phones only), including current fund prices and performance, account values and recent account transactions

800-862-7919


AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Emerging Markets Fund
IDS Tower 10
Minneapolis, MN 55440-0010



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